Demand notes payable, convertible debentures and credit agreement - related party (Details) (USD $)					0 Months Ended			0 Months Ended		12 Months Ended						0 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended					9 Months Ended	12 Months Ended			0 Months Ended			9 Months Ended	12 Months Ended		0 Months Ended		0 Months Ended	12 Months Ended				0 Months Ended
	Sep. 30, 2013	Jul. 22, 2013	Dec. 31, 2012	Dec. 31, 2011	May 11, 2009 Ilios	May 11, 2009 Director and Chief Executive Officer	Sep. 24, 2011 Director and Chief Executive Officer Common stock	May 11, 2009 Director and Chief Executive Officer Ilios	May 11, 2009 Chief Executive Officer (John N. Hatsopoulos)	Dec. 31, 2012 Chief Executive Officer (John N. Hatsopoulos)	Sep. 30, 2013 Chief Executive Officer (John N. Hatsopoulos)	Mar. 25, 2013 Chief Executive Officer (John N. Hatsopoulos)	Dec. 31, 2011 Chief Executive Officer (John N. Hatsopoulos)	Sep. 24, 2001 Chief Executive Officer (John N. Hatsopoulos)	May 11, 2009 Chief Executive Officer (John N. Hatsopoulos) Conversion of principal amount	May 11, 2009 Chief Executive Officer (John N. Hatsopoulos) Conversion of accrued interest	May 11, 2009 Chief Executive Officer (John N. Hatsopoulos) Conversion of accrued interest Common stock	Sep. 30, 2013 Demand notes Minimum	Dec. 31, 2012 Demand notes Minimum	Sep. 30, 2013 Demand notes Maximum	Dec. 31, 2012 Demand notes Maximum	May 11, 2009 Demand notes Director and Chief Executive Officer	Nov. 30, 2012 Demand notes Chief Executive Officer (John N. Hatsopoulos)	Sep. 07, 2011 Demand notes Chief Executive Officer (John N. Hatsopoulos)	Sep. 10, 2008 Demand notes Chief Executive Officer (John N. Hatsopoulos)	Sep. 30, 2012 Convertible debentures Common stock	Sep. 30, 2013 Convertible debentures Common stock	Dec. 31, 2012 Convertible debentures Common stock	Dec. 31, 2011 Convertible debentures Common stock	Dec. 31, 2010 Convertible debentures Common stock	Sep. 30, 2012 Convertible debentures Conversion of principal amount	Sep. 30, 2012 Convertible debentures Conversion of accrued interest	May 11, 2009 Convertible debentures Director and Chief Executive Officer	Sep. 30, 2013 Convertible debentures Director and Chief Executive Officer	Dec. 31, 2012 Convertible debentures Director and Chief Executive Officer	Sep. 24, 2001 Convertible debentures Director and Chief Executive Officer	Sep. 24, 2011 Convertible debentures Director and Chief Executive Officer Conversion of accrued interest	Sep. 24, 2001 Convertible debentures Member of board of directors	May 11, 2009 Convertible debentures Member of board of directors Conversion of principal amount	Dec. 31, 2012 Convertible debentures Member of board of directors Conversion of accrued interest	Dec. 31, 2011 Convertible debentures Member of board of directors Conversion of accrued interest	Dec. 31, 2010 Convertible debentures Member of board of directors Conversion of accrued interest	Sep. 24, 2001 Convertible debentures Chief Executive Officer (John N. Hatsopoulos)	May 11, 2009 Convertible debentures Chief Executive Officer (John N. Hatsopoulos) Conversion of principal amount	May 11, 2009 Convertible debentures Chief Executive Officer (John N. Hatsopoulos) Conversion of accrued interest
Debt Instrument [Line Items]
Demand notes payable, related party, current	$ 2,537,500		$ 1,337,500	$ 1,037,500						$ 1,300,000	$ 1,300,000		$ 1,000,000	$ 50,000
Principal amount															213,716								300,000	750,000	250,000											330,000		200,000					100,000
Related party debt, stated interest rate										1.50%								5.00%	5.00%	6.00%	6.00%		6.00%	6.00%	5.00%									6.00%	6.00%
Conversion price in usd per share							$ 2.00																					$ 1.20						$ 1.20	$ 1.20
Number of shares of subsidiary common stock sold by the Company					1,400,000			1,400,000
Subsidiary common stock sold by the Company, price in usd per share					$ 0.50			$ 0.50
Extinguishment of debt, principal amount																						427,432											109,033
Extinguishment of debt, accrued interest						163,535
Debt conversion, amount converted																36,284															100,000	6,100					72,960		109,033	90,967	190,967	190,967		427,432	72,568
Debt conversion, number of shares issued									500,000								500,000									85,240
Common stock issuable upon conversion																											75,806	75,806	159,140	159,140
Convertible debentures, related party, current	90,967		90,967	0
Line of Credit Facility, Maximum Borrowing Capacity											1,500,000	1,000,000
Line of Credit Facility, Amount Outstanding		$ 1,055,000									$ 1,200,000